Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Provision for doubtful accounts	$ 1,273,869	$ 1,260,557
Depreciation and amortization	168,410	162,980
Net operating loss carryforward	1,604,645	1,388,155
Valuation allowance	(2,039,967)	(1,831,039)
Total deferred tax assets	$ 1,006,957	$ 980,653